Receivable from Omnibus Accounts (Payable to Users), Net - Schedule of Receivable From Omnibus Accounts (Payable To Users), Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Receivable From Omnibus Accounts (Payable To Users), Net [Abstract]
Users’ equity	$ (16,055,650)	$ (14,262,633)
Less – segregated user funds	15,974,640	14,209,606
Payable to users, net	$ (81,010)	$ (53,027)